Time charter revenues	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
Time charter revenues	Time charter revenues
Lessor

Our twelve vessels are operating on time charter contracts, either on fixed rate or variable rate contracts, with remaining charter periods ranging from 3 to 12 months as of December 31, 2025. Under the variable rate contracts, the Company earns revenues based on the Capesize Index published by the Baltic Exchange plus a premium which varies depending on contract terms. In addition, the Company earns scrubber and LNG benefits based on the spread between high sulphur fuel oil and very low sulphur fuel oil or the spread between liquified natural gas and very low sulphur fuel oil.

The component of operating lease income is as follows:

	Year ended	Year ended	Year ended
(in millions of $ )	December 31, 2025	December 31, 2024	December 31, 2023
Time charter revenues	131.9	123.6	36.7

Time charter revenues on our variable rate contracts amounted to $89.9 million, $77.4 million and $22.6 million in the years ended December 31, 2025, 2024 and 2023, respectively.

The future undiscounted minimum lease payments to be received under our fixed rate contracts as of December 31, 2025 is as follows:

(in millions of $)
2026 (1)	15.3

(1) This includes variable rate contracts that were converted to fixed rate contracts from January 1, 2025 to March 31, 2025.